Organization and Principal Activities - Financial information of consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 2,772,552		¥ 5,325,817				$ 424,912
Accounts payable	221,203		249,018				33,901
Amounts due to related parties	34,420		34,155				5,275
Advances from customers	38,835		46,172				5,952
Taxes payable	402,610		287,765				61,703
Salary and welfare payable	156,599		157,784				24,000
Accrued expenses and other current liabilities	172,376		274,122				26,417
Current liabilities held for sale			63,341
Total current liabilities	1,062,413		1,505,443				162,822
Liabilities held for sale			5,676
Total liabilities	1,108,579		1,780,802				169,897
Revenues	1,208,845	$ 185,263	1,327,781	[1]	¥ 1,376,281	[1]
Net loss	365,279	55,981	724,002		(65,612)
Net cash provided by/(used in) operating activities	(103,109)	(15,802)	(330,305)		(76,824)
Net cash (used in)/provided by investing activities	746,219	114,363	1,460,394		(114,712)
Net cash provided by/(used in) financing activities	(639,662)	(98,032)	(1,114,620)		(75,831)
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	769,726		1,039,423				117,966
Non-current assets	176,131		158,858				26,993
Assets held for sale			613,500
Total assets	945,857		1,811,781				144,959
Accounts payable	72,696		121,779				11,141
Amounts due to related parties	23,124		24,127				3,544
Amounts due to inter-company entities	577,512		1,030,231				88,508
Advances from customers	135,080		46,484				20,702
Taxes payable	81,180		78,729				12,441
Salary and welfare payable	59,943		64,977				9,187
Accrued expenses and other current liabilities	121,366		212,233				18,600
Current liabilities held for sale			63,341
Total current liabilities	1,070,901		1,641,901				164,123
Non-current liabilities	43,190		46,411				6,619
Liabilities held for sale			5,676
Total liabilities	1,114,091		1,693,988				$ 170,742
Revenues	521,414	79,910	685,116		590,397
Net loss	(52,834)	(8,097)	(177,123)		(111,833)
Net cash provided by/(used in) operating activities	(27,767)	(4,255)	(268,996)		98,168
Net cash (used in)/provided by investing activities	31,886	4,887	210,049		¥ (102,133)
Net cash provided by/(used in) financing activities	¥ (376,195)	$ (57,654)	¥ 368,399

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):